Income Tax (Tax Credit Carryforwards) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	$ 1,733	$ 1,653
Foreign Tax Authority [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	923
Foreign Tax Authority [Member] | 2015-2019
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
Foreign Tax Authority [Member] | 2020-2024
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	923
Foreign Tax Authority [Member] | 2025-2029
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
Foreign Tax Authority [Member] | 2030-2034
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
Foreign Tax Authority [Member] | Indefinite
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
General business credit member
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	867
General business credit member | 2015-2019
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
General business credit member | 2020-2024
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
General business credit member | 2025-2029
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	4
General business credit member | 2030-2034
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	863
General business credit member | Indefinite
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
Other tax credit member
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	176
Other tax credit member | 2015-2019
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
Other tax credit member | 2020-2024
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
Other tax credit member | 2025-2029
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
Other tax credit member | 2030-2034
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
Other tax credit member | Indefinite
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	$ 176